UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2019

WESTERN ASSET

MANAGED

MUNICIPALS FUND

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

II	Western Asset Managed Municipals Fund

Performance review

For the six months ended August 31, 2019, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 6.38%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Indexi, returned 6.24% for the same period. The Lipper General & Insured Municipal Debt Funds Category Averageii

returned 6.50% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[1]	6.46%
Class A	6.38%
Class C	6.07%
Class I	6.45%
Class IS	6.49%
Bloomberg Barclays Municipal Bond Index	6.24%
Lipper General & Insured Municipal Debt Funds Category Average	6.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2019 for Class 1, Class A, Class C, Class I and Class IS shares were 1.60%, 1.41%, 0.87%, 1.63% and 1.67%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.60%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 28, 2019, as supplemented on August 13, 2019, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.51%, 0.65%, 1.20%, 0.50% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Western Asset Managed Municipals Fund	III

Performance review (cont’d)

and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. The ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 286 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Managed Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2019 and February 28, 2019 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 =8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	6.46%	$1,000.00	$1,064.60	0.56%	$2.91	Class 1	5.00%	$1,000.00	$1,022.32	0.56%	$2.85
Class A	6.38	1,000.00	1,063.80	0.68	3.53	Class A	5.00	1,000.00	1,021.72	0.68	3.46
Class C	6.07	1,000.00	1,060.70	1.26	6.53	Class C	5.00	1,000.00	1,018.80	1.26	6.39
Class I	6.45	1,000.00	1,064.50	0.54	2.80	Class I	5.00	1,000.00	1,022.42	0.54	2.75
Class IS	6.49	1,000.00	1,064.90	0.47	2.44	Class IS	5.00	1,000.00	1,022.77	0.47	2.39

2	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

[1]	For the six months ended August 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index

WA Managed Muni	— Western Asset Managed Municipals Fund

4	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index

WA Managed Muni	— Western Asset Managed Municipals Fund

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 100.0%
Alabama — 2.6%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/24	$1,770,000	$1,841,791
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/25	1,970,000	2,049,686
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/26	1,700,000	1,768,765
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/27	1,500,000	1,560,675
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/28	1,700,000	1,768,578
Civic Center Improvements Project, Series A, GTD	5.250%	4/1/29	1,750,000	1,825,250
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.750%)	0.000%	10/1/46	2,000,000	1,935,840
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	69,910,000	67,502,300
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	7,200,000	8,379,648
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	16,030,000	19,238,244
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	12,300,000	14,941,302
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	5,500,000	6,039,000	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	2,100,000	2,390,682	(c)
Total Alabama				131,241,761
Alaska — 0.3%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	345,514
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,517,437
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,916,308
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,261,610
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	10,000,000	10,455,900
Total Alaska				16,496,769

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Arizona — 1.8%
Arizona State Board of Regents University Sys-tem Revenue:
Series D	5.000%	7/1/41	$3,450,000	$4,051,611
Series D	5.000%	7/1/46	2,500,000	2,921,975
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Series A, Refunding	5.000%	7/1/48	1,800,000	2,107,296
Academies Math & Science Project, SD Credit Program, Series S, Refunding	5.000%	7/1/47	1,300,000	1,516,723
Basis School Project, Credit Enhanced, SD Credit Program, Series F, Refunding	5.000%	7/1/47	1,505,000	1,755,898
Basis School Project, Credit Enhanced, SD Credit Program, Series F, Refunding	5.000%	7/1/52	1,000,000	1,157,740
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	668,058	(c)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	942,655	(c)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,818,779	(c)
Arizona State, Lottery Revenue, Refunding	5.000%	7/1/28	5,000,000	6,498,950	(d)
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	32,280,000	37,464,168	(a)(b)(e)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A	5.000%	7/1/52	1,000,000	1,180,890
Great Hearts Arizona Project, Series C	5.000%	7/1/37	300,000	361,371
Great Hearts Arizona Project, Series C	5.000%	7/1/48	600,000	711,786
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	6,009,989	(c)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,442,155
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	2,044,900
Series A	5.000%	8/1/47	2,000,000	2,476,340
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,431,880
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, Series B, AMBAC	5.000%	7/15/22	620,000	621,246
Total Arizona				92,184,410
California — 18.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	8,062,403

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	$2,250,000	$2,667,803
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	2,039,730
Series A, Refunding	5.000%	5/1/34	1,350,000	1,570,185
Series A, Refunding	5.000%	5/1/46	9,000,000	10,416,780
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield +1.250%)	2.600%	4/1/27	27,000,000	28,256,040	(a)(b)
California Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,979,150
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,832,370
Stanford Hospital and Clinics, Series A-1, Refunding	5.150%	11/15/40	24,150,000	25,360,157	(f)
Stanford Hospital and Clinics, Series B, Refunding	5.000%	11/15/36	34,000,000	35,643,220	(f)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	2,500,000	3,171,225
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	2,620,000	3,285,113
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,236,950
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,585,220
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	8,085,000	9,792,390	(e)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	9,700,000	11,679,479	(e)
Senior Lien, Linux Apartment Project, Series B	5.000%	6/1/48	2,000,000	2,401,700	(e)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/39	7,300,000	8,918,118	(c)
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,683,760	(c)

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State PCFA, Water Furnishing Revenue, San Diego County Water Authority Desalination Project	5.000%	7/1/29	$2,000,000	$2,576,000	(c)
California State University Revenue, Systemwide, Series A, Refunding	4.000%	11/1/45	1,500,000	1,668,495
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	10,000,000	12,396,300
Various Purpose, Refunding	5.000%	4/1/28	21,750,000	28,543,177
Various Purpose, Refunding	5.000%	4/1/29	5,250,000	7,033,950
Various Purpose, Refunding	5.000%	9/1/36	8,000,000	9,882,640
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,898,509
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,696,635	(c)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,543,854
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	19,150,000	19,641,389
Imperial Irrigation District, CA, Electric System Revenue:
Series A, Refunding	5.000%	11/1/25	2,120,000	2,220,424	(f)
Series A, Refunding	5.500%	11/1/41	7,905,000	8,324,835	(f)
Series B, Refunding	5.000%	11/1/36	4,000,000	4,189,480	(f)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,215,275
Natural Gas Purchase, Series A	5.500%	11/15/37	6,730,000	9,753,789
Long Beach, CA, Harbor Revenue:
Series A	5.000%	5/15/39	2,000,000	2,596,180
Series A	5.000%	5/15/44	10,000,000	12,791,800
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,563,560
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	6,000,000	7,689,300
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	5,102,520
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,304,200

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Senior Proposition C, Series B	5.000%	7/1/36	$5,000,000	$6,464,100
Los Angeles County, CA, MTA, Sales Tax Revenue, Transit Improvements, Series A	5.000%	7/1/44	6,450,000	8,112,294
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A	5.000%	5/15/35	2,000,000	2,055,840
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	7,862,075	(e)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,496,840	(e)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/40	7,500,000	7,701,975
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/37	1,500,000	1,876,275	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/38	3,345,000	4,172,486	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/39	3,000,000	3,732,840	(e)
Subordinated, Los Angeles International Airport, Series D	4.000%	5/15/44	3,000,000	3,403,860	(e)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	7,500,000	9,100,650
Power System, Series A, Refunding	5.000%	7/1/46	2,000,000	2,383,220
Power System, Series B, Refunding	5.000%	7/1/39	11,020,000	13,614,218
Series C	5.000%	7/1/37	4,825,000	6,077,232
Series C	5.000%	7/1/38	1,000,000	1,254,910
Series C	5.000%	7/1/42	13,000,000	16,137,810
Series E	5.000%	7/1/44	10,000,000	11,641,000
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,453,716
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/32	13,290,000	13,818,809
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	2,200,000	2,505,998	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	10,897,460
Series A	6.500%	11/1/39	13,765,000	22,016,842
Series B	7.000%	11/1/34	26,500,000	41,298,395

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series B	6.500%	11/1/39	$58,500,000	$93,569,580
Series C	6.125%	11/1/29	5,860,000	7,585,887
Series C	7.000%	11/1/34	20,000,000	31,135,600
Series C	6.500%	11/1/39	3,290,000	5,262,289
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,565,750	(f)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	13,104,480
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/37	3,400,000	4,327,724
Series B, Refunding	5.000%	6/1/38	7,100,000	9,002,019
Series B, Refunding	5.000%	6/1/39	9,930,000	12,561,450
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,679,115
Senior Lien, Series A	5.750%	6/1/48	3,700,000	4,134,565
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	3,015,000	3,913,621
Series A, Refunding	5.000%	10/1/38	3,250,000	4,207,645
Series A, Refunding	5.000%	10/1/48	14,395,000	18,168,361
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,518,825
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,409,280
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,924,360
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/40	7,000,000	7,209,370
Sacramento County, CA, Robla School District California, GO	4.000%	8/1/48	4,225,000	4,739,014
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	5,040,931
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,197,090
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/28	2,435,000	2,513,139
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	13,700,000	16,442,740

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series, Series F	5.000%	5/1/35	$5,000,000	$5,127,150
Series A	4.900%	5/1/29	14,035,000	14,123,140
Series B	4.900%	5/1/29	10,125,000	10,188,585
SFO Fuel Company, Series A	5.000%	1/1/37	1,155,000	1,440,227	(e)
SFO Fuel Company, Series A	5.000%	1/1/47	1,500,000	1,828,110	(e)
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,482,326
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,439,506
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,508,150
San Mateo, CA, Foster City Public Financing Authority, Wastewater Revenue	5.000%	8/1/49	7,625,000	9,745,970
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,585,691
Santa Clara, CA, Electric Revenue, Series A, Refunding	5.000%	7/1/30	4,000,000	4,288,600
South Whittier School District, GO:
GO, Series B	4.000%	8/1/46	1,365,000	1,518,890
GO, Series B	4.000%	8/1/48	2,270,000	2,520,177
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	18,671,850
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,371,780
Total California				927,345,937
Colorado — 2.5%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,103,080
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	785,000	830,632
Colorado State Educational &Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,448,954
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,875,149
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	10,000,000	11,454,200
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	4,986,540
Commonspirit Health Project, Series A-2	5.000%	8/1/44	800,000	975,656

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Commonspirit Health Project, Series A-2	4.000%	8/1/49	$750,000	$825,630
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,652,257
Sisters Leavenworth, Series A	5.000%	1/1/35	2,755,000	2,789,630
Sisters Leavenworth, Series B	5.000%	1/1/32	8,010,000	8,110,686
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,666,065
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,772,960
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	70,188,750
Regional Transportation District, CO, COP, Series A	5.375%	6/1/31	5,000,000	5,144,900
Total Colorado				128,825,089
Connecticut —1.3%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,443,980	(e)
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,396,473	(f)
Sacred Heart University Inc., Series G	5.375%	7/1/31	1,225,000	1,321,432	(f)
Sacred Heart University Inc., Series G	5.625%	7/1/41	6,500,000	7,040,995	(f)
Yale-New Haven Hospital, Series M	5.500%	7/1/40	15,000,000	15,539,100	(f)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,475,853
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,896,358
Series A	5.000%	4/15/34	2,000,000	2,527,340
Series A	5.000%	4/15/35	4,895,000	6,048,605
Series A	5.000%	4/15/36	2,300,000	2,888,179
Series A	5.000%	4/15/39	1,650,000	2,053,755
Series E	5.000%	10/15/34	5,360,000	6,477,828
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,381,338	(c)
Mashantucket Western Pequot Tribe Connecticut Special Revenue (4.000% Cash, 2.050% PIK)	6.050%	7/1/31	9,191,512	314,809	(g)
Total Connecticut				64,806,045

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Delaware — 0.5%
Delaware State EDA Revenue:
Acts Retirement Communities	5.000%	11/15/48	$3,000,000	$3,502,680
Indian River Power LLC	5.375%	10/1/45	1,145,000	1,187,125
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,559,590
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,563,502
US 301 Project	5.000%	6/1/55	13,750,000	15,940,375
Total Delaware				27,753,272
District of Columbia — 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	700,000	755,811
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	1,600,000	1,720,160
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,922,215
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,440,920
Total District of Columbia				21,839,106
Florida — 5.4%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	4,227,370	(e)
Series 2017	5.000%	10/1/47	3,350,000	4,017,822	(e)
Series A	5.000%	10/1/45	21,000,000	24,305,190	(e)
Broward County, FL, Port Facilities Revenue, Series A	5.500%	9/1/29	4,500,000	4,513,680
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,409,700
Series B, Refunding	5.000%	7/1/32	8,000,000	9,496,800
Cape Coral, FL, Water &Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,125,250
Capital Trust Agency Inc., FL, Senior Living Facilities Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	1,800,000	1,899,342	(c)
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,888,875
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	15,594	(h)
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	5,089,000
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	5,057,040

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Student Housing Project, Series A, Refunding	5.000%	7/1/39	$2,500,000	$3,162,525
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,346,453	(c)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,284,640
Series A, Refunding	5.000%	10/1/28	500,000	590,240
Series A, Refunding	5.000%	10/1/29	2,720,000	3,198,067
Series A, Refunding	5.000%	10/1/35	5,000,000	5,775,100
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,725,460	(e)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,458,452	(e)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,917,187
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	3,132,103
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,972,270
Marco Island, FL, Utility System Revenue:
Refunding & Improvement, Series A	5.000%	10/1/34	1,000,000	1,042,550	(f)
Refunding & Improvement, Series A	5.000%	10/1/40	1,500,000	1,563,825	(f)
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	10,000,000	10,179,300	(c)(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	1,535,000	1,599,470	(f)
Miami International Airport	5.000%	10/1/29	18,465,000	19,250,686	(f)
Series A	5.500%	10/1/41	26,100,000	26,187,435	(f)
Series A, Refunding	5.000%	10/1/29	20,525,000	22,618,345	(e)
Series A, Refunding	5.000%	10/1/41	7,250,000	8,712,252
Series B, Refunding	5.000%	10/1/40	3,000,000	3,629,940	(e)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,726,160
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	540,000	644,647
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,520,930	(f)
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,018,180	(f)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	$4,750,000	$5,277,155
Orlando & Orange County, FL Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,937,408
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	2,040,360
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	845,000	921,261
Series A-2	7.375%	5/1/33	850,000	9	*(i)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	764,535	611,628	*(i)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,585,000	5,226,258
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,379,216
Tampa, FL, Sports Authority Revenue:
Tampa Bay Arena Project, NATL, GTD	6.050%	10/1/20	165,000	168,970
Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,186,510
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	7,500,000	9,144,750
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,249,043
Total Florida				276,444,448
Georgia — 3.3%
Atlanta, GA, Water & Wastewater Revenue:
Series A	6.250%	11/1/34	50,000,000	50,410,000	(f)
Series A	6.250%	11/1/39	22,100,000	22,281,220	(f)
Series A, NATL	5.500%	11/1/19	1,000,000	1,006,990
Series A, NATL	5.500%	11/1/27	1,000,000	1,256,570
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,713,900
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	7,932,820
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	1,000,000	1,148,500

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Healthcare of Atlanta Inc.	5.000%	11/15/29	$7,800,000	$7,860,528	(f)
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,208,203
Georgia Institute of Technology	4.000%	6/15/49	9,000,000	10,203,480
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,407,263
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,275,120
Georgia State Municipal Electric Authority Power Revenue, Series EE, AMBAC	7.250%	1/1/24	500,000	615,870
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,538,600
Series A	5.500%	5/15/34	2,000,000	2,484,840
Series A	5.500%	5/15/43	1,300,000	1,571,518
Series B	5.500%	3/15/22	5,000,000	5,429,700
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.920%	12/1/23	27,915,000	27,801,944	(a)(b)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Series P, Refunding, AMBAC	6.250%	7/1/20	20,000	20,794	(h)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	315,000	331,443
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS:
John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,662,435	(f)
John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,047,850	(f)
John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,360,902	(f)
Total Georgia				166,570,490
Illinois — 9.5%
Chicago, IL, Board of Education:
Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	4,400,000	5,048,560
Dedicated Capital Improvement, Special Tax, Series 2017	5.000%	4/1/46	1,625,000	1,830,368

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/38	$1,200,000	$1,390,176
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	914,248
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	1,959,248
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,705,035
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,116,660
Series C, Refunding	5.000%	12/1/25	2,400,000	2,739,600
Series D	5.000%	12/1/46	3,250,000	3,668,470
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,831,840
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,857,986
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,554,560
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	5,057,325
Series A	5.000%	1/1/44	17,775,000	20,259,945
Series A, Refunding	5.250%	1/1/33	3,250,000	3,582,637
Series A, Refunding	5.000%	1/1/35	3,800,000	4,136,718
Series A, Refunding	6.000%	1/1/38	7,945,000	9,537,496
Series C, Refunding	5.000%	1/1/25	1,420,000	1,606,900
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,680,762
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,765,230
General, Series F	5.000%	1/1/40	6,000,000	6,066,060
General, Third Lien, Series B	5.000%	1/1/31	23,160,000	24,524,819	(f)
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,459,429
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,929,322	(e)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,773,901	(e)
Series A, Refunding	5.000%	1/1/34	8,175,000	9,451,608	(e)
Series C	5.000%	1/1/31	3,250,000	3,778,742	(e)
Series C	5.000%	1/1/32	3,325,000	3,856,967	(e)
Series C	5.000%	1/1/33	3,000,000	3,474,270	(e)
Series C	5.000%	1/1/34	2,800,000	3,237,248	(e)
Series C	5.000%	1/1/35	500,000	576,900	(e)
Series C	5.000%	1/1/46	7,000,000	7,956,270	(e)
Series D	5.000%	1/1/46	1,000,000	1,146,890
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,555,551	(e)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	5,125,000	5,837,682

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	$6,000,000	$6,614,520
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,831,456
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,737,586
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,163,870
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,248,080
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	13,328,525
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,221,660
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,214,550
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,243,980
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,870,199
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,621,377
Cook and DuPage Counties	5.000%	1/1/36	1,300,000	1,556,243
Illinois Sports Facilities Authority:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,430,260	(d)
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,250,000	1,559,463	(d)
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,452,500	(d)
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	3,104,493	(d)
Illinois State Finance Authority:
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,231,580
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,468,332
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,218,630
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	6,900,000	8,878,299
Green Bond	4.000%	7/1/38	7,400,000	8,563,428
Park Place of Elmhurst, Series C	2.000%	5/15/55	657,750	19,733	*(i)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	568,270

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	$2,000,000	$2,278,960
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	7,507,380
Series A	5.000%	1/1/42	4,500,000	5,499,000
Series A	5.000%	1/1/44	18,000,000	22,293,180
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	911,910
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	603,885
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	898,808
Illinois State, GO:
Series 2014	5.250%	2/1/32	5,525,000	6,110,263
Series 2016	5.000%	1/1/33	2,500,000	2,817,175
Series 2016	5.000%	11/1/33	1,850,000	2,109,111
Series 2016, Refunding	5.000%	2/1/27	24,345,000	28,504,830
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,512,134
Series A	5.000%	12/1/42	3,000,000	3,403,890
Series A, Refunding	5.000%	10/1/28	6,000,000	7,186,500
Series B, Refunding	5.000%	10/1/28	6,000,000	7,186,500
Series B, Refunding	5.000%	10/1/29	9,250,000	11,025,445
Series C	5.000%	11/1/29	12,000,000	13,992,240
Series D	5.000%	11/1/26	6,650,000	7,711,007
Series D	5.000%	11/1/28	11,145,000	13,054,027
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	16,500,000	4,950,660
McCormick Place Expansion Project, Series A, State Appropriations	5.000%	6/15/57	1,000,000	1,123,020
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	4,500,000	4,569,075
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	9,325,000	9,485,949
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	20,000,000	22,724,000
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,574,725

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Regional Transportation Authority, IL, Revenue:
Series A, Refunding, NATL	6.000%	7/1/29	$25,805,000	$34,249,686
Series C, NATL	7.750%	6/1/20	210,000	220,072
Total Illinois				483,519,889
Indiana — 1.8%
Ball State University Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,099,988
Series S	4.000%	7/1/37	750,000	871,868
Series S	4.000%	7/1/38	800,000	927,304
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	5,600,000	5,875,856	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	5,150,000	5,191,869	(a)(b)
Indiana State Finance Authority Revenue, Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,519,350	(e)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,272,352
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	11,430,000	12,984,480
Courthouse and Jail Project, Series A	5.000%	2/1/54	15,250,000	18,902,527
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,110,000	5,121,307	(e)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	6,359,400	(e)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	7,135,095	(e)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,972,700
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,924,200	(e)
Total Indiana				92,158,296
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	3,750,000	3,813,563

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	$4,355,000	$5,092,127
Series 3	5.000%	2/1/44	3,000,000	3,499,650
Wyandotte County Unified School District No 202 Turner:
Series A	4.000%	9/1/35	550,000	628,606
Series A	4.000%	9/1/38	450,000	510,255
Series A	4.000%	9/1/39	400,000	452,544
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,332,180
Improvement, Series A	5.000%	9/1/45	3,000,000	3,484,740
Total Kansas				16,000,102
Kentucky — 1.8%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	6,097,850
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,634,760
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	45,400,000	49,992,664	(a)(b)
Series B	4.000%	1/1/25	28,250,000	31,670,792	(a)(b)
Total Kentucky				92,396,066
Louisiana — 0.5%
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center, Refunding	5.500%	11/1/40	18,000,000	18,408,240
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,515,700
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,847,172
Total Louisiana				26,771,112
Maryland —1.4%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	4,600,000	5,255,960
Series A	4.000%	7/1/49	5,750,000	6,521,592
Maryland State EDC, EDR:
Transportation Facilities Project, Series A	5.375%	6/1/25	7,500,000	7,735,500	(f)

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Transportation Facilities Project, Series A	5.750%	6/1/35	$19,000,000	$19,649,040	(f)
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,253,040
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,453,440
Transportation Facilities Project, Series B	5.750%	6/1/35	8,000,000	8,273,280	(f)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,494,627
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,185,150
Maryland State Health & Higher EFA Revenue:
Lifebridge Health	6.000%	7/1/41	1,500,000	1,630,695	(f)
University of Maryland Medical System, Unrefunded	5.000%	7/1/34	470,000	470,240
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	10,155,000	13,693,916
Total Maryland				70,616,480
Massachusetts — 4.4%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,767,765
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Senior, Series B	5.000%	1/1/37	12,000,000	12,146,040
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	6,011,400
Broad Institute, Series A	5.375%	4/1/41	16,000,000	17,088,480	(f)
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,748,096
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,654,650
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,640,328
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,243,760
Visual & Performing Arts Project	6.000%	8/1/21	1,160,000	1,230,284
Wellforce Issue, Series A	5.000%	7/1/39	1,450,000	1,766,883
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,107,858
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,636,194
Worcester Polytechnic Institute, Refunding	5.000%	9/1/42	8,870,000	10,726,491
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,321,629	(e)
Series A	5.000%	7/1/35	4,155,000	5,280,797	(e)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Series A, Refunding	5.000%	7/1/36	$700,000	$886,998	(e)
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	30,205,000	36,863,994
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,619,013
Massachusetts State, GO:
Consolidated Loan, Series C	5.000%	5/1/49	53,650,000	67,285,147
Consolidated Loan, Series E	5.000%	9/1/38	15,540,000	19,627,331
Series F	5.000%	11/1/41	9,000,000	11,108,610
Total Massachusetts				225,761,748
Michigan — 2.0%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,801,056
Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,493,080
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	7,000,000	7,671,580
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	20,000	20,069
Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	5,020,000	5,287,516
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,700,000	21,080,523
Senior Lien, Series C, Refunding	5.000%	7/1/35	3,400,000	4,104,174
Michigan State Building Authority Revenue, Facilities Program, Series II	5.125%	10/15/33	16,500,000	16,575,900
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	6,770,000	7,164,759	(c)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,685,849
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,617,282
Local Government Loan Program, Detroit Water & Sewer Department, Senior Lien Local Project, Series C-6, Refunding	5.000%	7/1/33	6,560,000	7,548,067

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Local Government Loan Program, Detroit Water & Sewer Department, Senior Lien, Series C-1, Refunding	5.000%	7/1/44	$6,845,000	$7,413,067
Local Government Loan Program, Detroit Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,180,770
Local Government Loan Program, Detroit Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,826,427
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	7,300,000	8,852,199	(e)
Total Michigan				103,322,318
Minnesota — 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue:
Allina Health System	5.250%	11/15/28	5,565,000	5,610,132	(f)
Allina Health System, Unrefunded	5.250%	11/15/28	5,395,000	5,441,181
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	9,079,265
Total Minnesota				20,130,578
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,335,160
Missouri — 0.6%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	4,500,000	5,634,945	(e)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	12,900,000	15,798,759	(e)
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kingswood Project	6.000%	11/15/46	3,500,000	3,178,665	(c)
Kingswood Project	6.000%	11/15/51	1,600,000	1,435,344	(c)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,158,680
Total Missouri				29,206,393

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	$20,000,000	$24,514,000
Reno, NV, Hospital Revenue, Washoe Medical Center, Unrefunded, AGM	5.500%	6/1/39	1,790,000	1,794,475
Total Nevada				26,308,475
New Hampshire —0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,105,280	(a)(b)(e)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,565,175	(a)(b)(e)
Total New Hampshire				6,670,455
New Jersey — 5.4%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,737,530
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,788,400
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	20,433,875
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,824,575	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,690,950	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,121,950	(e)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield +1.550%)	2.900%	9/1/27	22,065,000	22,143,993	(b)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield +1.600%)	2.950%	3/1/28	20,000,000	20,079,600	(b)
School Facilities Construction, Series NN, Refunding, State Appropriations	5.000%	3/1/29	10,000,000	10,999,000
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	15,099,110
New Jersey State EDA, Cigarette Tax Revenue:
Refunding	5.000%	6/15/21	7,500,000	7,953,975
Refunding	5.000%	6/15/25	4,545,000	4,931,689
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	7,680,595

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
State House Project, Series B	5.000%	6/15/43	$3,365,000	$3,955,255
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,724,975	(e)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	2,152,160	(e)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,500,000	1,768,335	(e)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,318,720	(e)
United Airlines Project	5.500%	6/1/33	5,000,000	5,643,450	(e)
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,256,840	(f)
Catholic Health East	4.750%	11/15/29	5,000,000	5,218,850	(f)
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,143,295
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	518,615
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	8,423,730
University Hospital, Series A, AGM	5.000%	7/1/46	5,000,000	5,722,300
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	15,125,124
Transportation Program, Series AA	5.250%	6/15/43	7,900,000	9,539,013
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,582,850
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	16,436,560
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,218,600
Series A, Refunding	5.000%	1/1/35	4,900,000	5,886,811
Series G, Refunding	5.000%	1/1/36	22,270,000	27,767,795
Rutgers State University, NJ, Revenue, Series M, Refunding	5.000%	5/1/33	4,000,000	4,859,320
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	2,920,000	3,353,912
Total New Jersey				273,101,752
New York — 9.1%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	21,200,608	(f)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	7,479,120

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	$7,500,000	$9,106,575
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	620,185
New York City, NY, Health & Hospital Corp Revenue, Health Systems, Series A	5.500%	2/15/23	4,000,000	4,105,120
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013	5.000%	6/15/47	940,000	1,080,276	(f)
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,198,012
Second General Resolution Fiscal 2019	4.000%	6/15/49	6,250,000	7,179,500
Second General Resolution, Series AA, Refunding	5.000%	6/15/40	22,000,000	28,331,160
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,325,099
Subordinated, Subseries FF-2, Refunding	4.000%	6/15/41	1,900,000	2,208,712
New York City, NY, TFA Future Tax Secured Revenue:
Series C1	4.000%	11/1/42	5,000,000	5,797,500
Subordinated, Series A	4.000%	5/1/44	1,800,000	2,078,460
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,864,453
New York State Dormitory Authority Revenue:
Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	36,311,100	(f)
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,350,600
Series E, Refunding	5.000%	3/15/34	25,000,000	30,314,000
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	10,000,000	12,750,100
Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,551,963
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	9,400,000	11,494,696
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	7,000,000	8,779,470
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	12,750,000	15,945,660
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	10,508,073	(c)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,496,450

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Bank of America Tower at One Bryant Park Project, Series 2019, Refunding	2.450%	9/15/69	$4,750,000	$4,925,465	(d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,561,838
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	7,500,000	7,950,300	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	4,350,000	5,322,399	(e)
Delta Air Lines Inc., LaGuardia Airport Terminal C and D Redevelopment Project	5.000%	1/1/32	5,650,000	6,884,582	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/34	2,250,000	2,728,305	(e)
Delta Air Lines Inc., LaGuardia Airport Terminal C and D Redevelopment Project	5.000%	1/1/36	2,500,000	3,020,450	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,456,114	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	14,570,000	16,391,979	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	17,425,000	19,499,969	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	14,730,000	16,609,548	(e)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,635,200	(e)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	12,143,600
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	37,798,646	(j)
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	6,056,900
Port Authority of New York & New Jersey, Special Obligation Revenue:
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,474,800
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,862,650
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	9,290,000	11,512,261
Total New York				461,911,898
North Carolina —1.6%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,908,786

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Charlotte Douglas International Airport	4.000%	7/1/44	$2,290,000	$2,597,226	(e)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,894,793	(e)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	8,850,000	11,194,453
Charlotte, NC, Lease Revenue:
COP, Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,410,665
COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	511,245
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System, Series A	5.125%	1/15/37	2,000,000	2,100,140
Carolinas Healthcare System, Series A	5.250%	1/15/42	5,000,000	5,251,800
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,459,812	(f)
North Carolina State Limited Obligation Revenue:
Series A	5.000%	5/1/32	3,000,000	3,936,180
Series A	4.000%	5/1/33	8,425,000	10,039,062
Series A	4.000%	5/1/34	4,500,000	5,331,510
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding, State Appropriations	5.000%	7/1/42	1,245,000	1,443,951
Series A, Refunding, State Appropriations	5.000%	7/1/47	2,750,000	3,173,500
Series A, Refunding, State Appropriations	5.000%	7/1/51	8,445,000	9,724,333
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,321,936
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	836,773
Raleigh Durham, NC, Airport Authority, Series A, Refunding	5.000%	5/1/32	4,500,000	4,607,190
Wake County, NC, Limited Obligation Bonds, Series 2019	4.000%	9/1/37	5,000,000	5,900,050
Total North Carolina				78,643,405
Ohio — 0.5%
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	6,030,750
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	400,000	407,164

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	$1,320,000	$1,611,773
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,529,150	(f)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	681,375
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,243,130
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,665,111	(e)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,847,885	(e)
Ohio State Sewer Revenue, Waste Water Improvement Project, Series 2019, Refunding	4.000%	11/15/37	5,835,000	6,893,177	(d)
Total Ohio				26,909,515
Oklahoma — 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	18,966	*(i)
Oregon — 0.4%
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/21	5,000,000	5,333,150
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,227,230
University of Oregon General Revenue, Series A	5.000%	4/1/48	13,000,000	16,022,500
Total Oregon				22,582,880
Pennsylvania — 4.0%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	5,159,835
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	1,997,555
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,258,387
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	9,319,024
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	15,898,050

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/32	$1,750,000	$2,183,790
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,503,980
Series 2018	5.000%	6/1/34	1,000,000	1,240,330
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/38	10,000,000	11,104,900
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,891,952	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Series D	5.000%	1/1/35	14,015,000	14,193,411	(f)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,700,000	2,983,716
Erie, PA, Water Authority Revenue, Refunding	5.000%	12/1/43	2,000,000	2,378,020
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,323,074
Lackawanna County, PA, GO, Series B, AGC	6.000%	9/15/34	4,000,000	4,006,000
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	2,027,034
Pennsylvania State Higher EFA Revenue:
Drexel University, Series A	5.125%	5/1/36	9,695,000	10,340,978	(f)
Drexel University, Unrefunded, Series A	5.125%	5/1/36	605,000	637,325
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,820,032	(f)
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,352,450
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,075,730	(f)
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	1,750,000	1,890,928	(f)
University of Pennsylvania Health Systems Revenue, Series A	5.750%	8/15/41	2,000,000	2,180,300	(f)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	3,138,275
Series A-1	5.000%	12/1/42	2,500,000	3,045,300
Series A-1	5.000%	12/1/47	3,975,000	4,811,101

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State, GO:
Refunding	5.000%	7/15/29	$12,500,000	$16,422,000
Refunding	5.000%	7/15/30	5,880,000	7,722,204
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,373,840	(e)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,545,680
Series B	5.000%	2/1/37	2,400,000	3,044,904
Series B	5.000%	2/1/38	2,250,000	2,845,418
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	165,000	167,213	(h)
Philadelphia, PA, School District, GO:
Series A	5.000%	9/1/30	2,705,000	3,199,609
Series A	5.000%	9/1/34	810,000	948,980
Series A	5.000%	9/1/35	1,200,000	1,402,932
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	6,200,350
Series A	5.000%	7/1/45	6,000,000	6,838,140
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,230,030
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,590,340
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,798,690
Total Pennsylvania				203,091,807
Puerto Rico — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	6,810,000	7,150,500
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	4,215,000	3,372,000	*(i)
Series A	5.050%	7/1/42	1,950,000	1,560,000	*(i)
Series CCC	5.000%	7/1/21	35,000	28,088	*(i)
Series CCC	4.600%	7/1/24	10,000	7,975	*(i)
Series CCC	4.625%	7/1/25	30,000	23,925	*(i)
Series CCC	5.000%	7/1/28	625,000	501,562	*(i)
Series DDD, Refunding	3.300%	7/1/19	20,000	15,125	*(k)
Series DDD, Refunding	3.625%	7/1/21	435,000	339,300	*(i)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series DDD, Refunding	5.000%	7/1/21	$3,550,000	$2,848,875	*(i)
Series TT	5.000%	7/1/17	35,000	27,781	*(k)
Series TT	5.000%	7/1/24	120,000	96,000	*(i)
Series TT	5.000%	7/1/37	3,930,000	3,144,000	*(i)
Series WW	5.250%	7/1/33	165,000	132,413	*(i)
Series XX	5.250%	7/1/40	10,850,000	8,707,125	*(i)
Series ZZ, Refunding	5.250%	7/1/23	805,000	646,012	*(i)
Total Puerto Rico				28,600,681
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,882,016
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,650,720
Total Rhode Island				6,532,736
South Carolina — 0.5%
Piedmont, SC Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	575,181	(h)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	681,987
South Carolina State Jobs, EDA Hospital Revenue, Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	3,500,000	3,858,015	(f)
South Carolina State Ports Authority Revenue:
Series 2010	5.250%	7/1/40	10,000,000	10,343,100	(f)
Series 2018	5.000%	7/1/37	750,000	923,970	(e)
Series 2018	5.000%	7/1/38	1,600,000	1,964,624	(e)
Series 2018	5.000%	7/1/43	4,000,000	4,848,280	(e)
Series 2018	5.000%	7/1/48	2,750,000	3,311,550	(e)
Total South Carolina				26,506,707
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,330,111
Tennessee — 1.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,092,760
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	2,000,000	2,451,520

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Subordinated, Series B	5.000%	7/1/42	$2,500,000	$3,064,400
Subordinated, Series B	5.000%	7/1/46	3,950,000	4,822,634
Tennessee Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	15,900,000	17,875,575	(a)(b)
Series A	5.250%	9/1/23	20,000,000	22,752,200
Series A	5.250%	9/1/24	5,040,000	5,891,760
Series C	5.000%	2/1/21	14,615,000	15,317,689
Total Tennessee				74,268,538
Texas — 10.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	2,350,000	2,816,781
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,811,830
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	8,007,580	(e)
Series 2014	5.000%	11/15/44	8,500,000	9,691,955	(e)
Series 2019	5.000%	11/15/31	4,000,000	5,166,920	(e)
Series 2019	5.000%	11/15/36	4,765,000	6,048,453	(e)
Series 2019	5.000%	11/15/44	3,500,000	4,361,420	(e)
Bexar County Texas Hospital District:
Refunding	5.000%	2/15/32	2,000,000	2,525,020
Refunding	5.000%	2/15/33	2,500,000	3,148,675
Refunding	5.000%	2/15/34	1,000,000	1,256,150
Refunding	5.000%	2/15/37	1,000,000	1,245,360
Refunding	5.000%	2/15/39	2,000,000	2,478,000
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,616,520
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,616,280
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,152,635
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,961,400
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,796,320
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	2,810,000	3,304,953
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,957,076

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Frisco, TX, ISD, GO:
Refunding, PSF - GTD	4.000%	8/15/45	$2,400,000	$2,757,000
Series D, Refunding, PSF - GTD	4.000%	8/15/49	5,000,000	5,692,300
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond, Series B (0.000% until 10/1/23, 5.450%)	0.000%	10/1/34	5,000,000	5,467,150
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,234,840
Subordinated Tier, Series A	5.000%	10/1/43	3,750,000	4,614,862
Subordinated Tier, Series A	5.000%	10/1/48	7,400,000	9,049,312
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,025,750	(e)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,880,000	2,334,076	(h)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,704,720
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	9,023,708	(e)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,467,610
Houston, TX, Public Improvement Bond, Series A, Refunding	5.000%	3/1/32	13,985,000	17,967,928	(d)
Houston, TX, Public Improvement Project, Series 2019, Refunding	5.000%	3/1/31	8,000,000	10,321,440	(d)
Hurst-Euless-Bedford, TX, ISD, GO, Series 2019, PSF - GTD	4.000%	8/15/44	4,200,000	4,812,192
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,201,078
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	854,293	(e)
Series 2017	5.000%	11/1/36	710,000	847,939	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,396,240	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,600,000
Matagorda County Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,204,250

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	$5,500,000	$6,490,495
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,676,930
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project, Series A	5.000%	7/1/47	980,000	1,056,626
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	2,100,000	2,343,663
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,875,236
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,789,148
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,535,750
Series B, Refunding	5.000%	1/1/40	11,205,000	12,507,133
Series B, Refunding	5.000%	1/1/45	11,000,000	12,644,940
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	14,750,000	18,429,977
Southside, TX, ISD, GO, School Building, Series 2017, PSF - GTD	5.000%	8/15/47	5,060,000	6,161,764
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	500,000	584,375
Buckner Senior Living Ventana Project, Series A	6.750%	11/15/47	2,000,000	2,319,480
Texas Public Finance Authority Lease Revenue:
Series A, Refunding	4.000%	2/1/37	3,350,000	3,901,008
Series A, Refunding	4.000%	2/1/38	5,000,000	5,790,050
Series A, Refunding	4.000%	2/1/39	1,125,000	1,298,329
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	45,070,000	53,179,445
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/29	10,000,000	11,063,100
Series 2012	5.000%	12/15/30	15,000,000	16,557,150

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Series 2012	5.000%	12/15/31	$10,000,000	$11,017,800
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	25,000,000	29,646,250	(e)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,509,040	(e)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,620,850	(e)
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	15,745,050
Senior Lien, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project	6.875%	12/31/39	6,000,000	6,115,860
Texas State Water Development Board Revenue:
State Water Implementation Fund, Series A	5.000%	10/15/42	9,900,000	12,264,516
State Water Implementation Fund, Series A	5.000%	10/15/43	4,825,000	6,002,445
State Water Implementation Fund, Series A	5.000%	10/15/47	3,000,000	3,685,230
State Water Implementation Fund, Series B	5.000%	4/15/49	27,570,000	34,349,739
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B	5.000%	8/15/29	19,350,000	25,942,738
West Harris County Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,297,275	(d)
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	2,442,926	(c)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	775,872
Total Texas				552,160,206
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	6,229,387
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,915,000	4,853,563
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	4,200,000	4,210,836
Subordinated, Matching Fund Loan, Diageo Project, Series B	6.750%	10/1/37	3,500,000	3,501,155
Total U.S. Virgin Islands				18,794,941

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Utah — 0.4%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	$4,800,000	$5,817,840	(e)
Series A	5.000%	7/1/37	3,500,000	4,229,995	(e)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	2,028,040
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,321,725
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,362,393
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,413,108
Total Utah				19,173,101
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	3,150,550
Vermont State Student Assistance Corp., Education Loan Revenue, Series B, Class A-2, (3 mo. LIBOR + 3.000%)	5.287%	12/3/35	3,791,302	3,949,968	(b)(e)
Total Vermont				7,100,518
Virginia — 1.4%
Arlington County, VA, IDA Revenue, Refunding	5.000%	2/15/43	1,650,000	2,023,131
Hampton Roads, VA, Sanitation District Wastewater Revenue:
Subordinated, Series A, Refunding	5.000%	8/1/33	15,000,000	18,449,850
Subordinated, Series A, Refunding	5.000%	8/1/43	5,000,000	6,027,900
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,146,900
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,940,000	8,189,200	(e)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,405,993	(e)
Virginia Public School Authority Revenue, Series B, Refunding	5.000%	8/1/28	3,120,000	4,119,866
Virginia Small Business Financing Authority Revenue, Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,278,820	(e)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	$7,225,000	$7,350,932
Virginia State Small Business Financing Authority Revenue, Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,488,900	(e)
Total Virginia				68,481,492
Washington — 1.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	4,000,000	5,059,560	(e)
Port of Seattle, WA, Revenue:
Intermediate Lien, Series 2019	5.000%	4/1/33	3,750,000	4,757,850	(e)
Intermediate Lien, Series 2019	5.000%	5/1/43	8,500,000	10,159,880	(e)
Intermediate Lien, Series 2019	4.000%	4/1/44	2,500,000	2,819,650	(e)
Intermediate Lien, Series 2019	5.000%	4/1/44	4,000,000	4,923,080	(e)
Washington State Health Care Facilities Authority Revenue, Swedish Health Services, Series A	6.250%	11/15/41	21,550,000	23,425,927	(f)
Washington State HFC Revenue:
Heron’s Key, Series A	7.000%	7/1/45	2,000,000	2,169,340	(c)
Heron’s Key, Series A	7.000%	7/1/50	2,150,000	2,326,451	(c)
Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,606,005	(c)
Washington State, GO:
Series R-2018D, Refunding	5.000%	8/1/34	6,900,000	8,648,874
Various Purpose, Series A	5.000%	8/1/41	24,035,000	30,110,327
Total Washington				98,006,944
Wisconsin — 1.3%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	3,275,000	3,581,442	(e)
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	12,000,000	14,465,040
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	9,750,000	11,156,437	(c)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	8,100,000	9,784,800	(c)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,124,693

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Wisconsin State HEFA Revenue:
Aurora Health Care Inc., Series A	5.500%	4/15/29	$9,000,000	$9,240,930	(f)
Aurora Health Care Inc., Series A	5.625%	4/15/39	7,800,000	8,014,734	(f)
Children’s Hospital, Series B	5.375%	8/15/37	2,800,000	2,853,116	(f)
Essentia Health, Series B, AGC	5.125%	2/15/30	6,475,000	6,573,031
Total Wisconsin				67,794,223
Total Investments before Short-Term Investments (Cost — $4,655,496,333)				5,090,528,383
Short-Term Investments — 0.1%
Municipal Bonds — 0.1%
Illinois — 0.0%
Sterling, IL, Tax Increment Revenue, Taxable Variable Rate Demand Limited Obligation, Rock River Redevelopment, LOC - Wells Fargo Bank N.A.	2.180%	12/1/22	300,000	300,000	(l)(m)
New York — 0.1%
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	1.350%	6/1/36	500,000	500,000	(e)(l)(m)
New York State, Mortgage Agency, Homeowner Mortgage Revenue, Series 215, SPA - Bank of America N.A.	2.120%	10/1/48	1,775,000	1,775,000	(l)(m)
Total New York				2,275,000
Oregon — 0.0%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.400%	8/1/34	300,000	300,000	(l)(m)
South Carolina — 0.0%
North Charleston, SC, Charleston Naval Complex, SPA - Bank of America N.A.	1.450%	9/1/37	700,000	700,000	(l)(m)
Texas — 0.0%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	1.390%	6/1/30	210,000	210,000	(e)(l)(m)
University of Texas, TX, System Revenue, Financing System Bonds, Taxable Subordinated, Series G-1, LIQ - University of Texas Investment Management Co.	2.120%	8/1/45	900,000	900,000	(l)(m)
Total Texas				1,110,000

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 0.0%
Wisconsin Housing &Economic Development Authority Revenue, Taxable, Series D, SPA - FHLB	2.120%	3/1/28	$100,000	$100,000	(l)(m)
Total Short-Term Investments (Cost — $4,785,000)				4,785,000
Total Investments —100.1% (Cost — $4,660,281,333)				5,095,313,383
Liabilities in Excess of Other Assets — (0.1)%				(7,614,129)
Total Net Assets — 100.0%				$5,087,699,254

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	The coupon payment on these securities is currently in default as of August 31, 2019.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	The maturity principal is currently in default as of August 31, 2019.

(l)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Western Asset Managed Municipals Fund

Abbreviations used in this schedule:
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration — Insured Bonds
FHLB	— Federal Home Loan Bank
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PIK	— Payment-In-Kind
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Managed Municipals Fund

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	410	12/19	$80,843,468	$80,949,375	$(105,907)

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2019

Assets:
Investments, at value (Cost — $4,660,281,333)	$5,095,313,383
Cash	67,384
Interest receivable	54,983,219
Receivable for securities sold	8,674,704
Receivable for Fund shares sold	3,177,046
Prepaid expenses	177,820
Total Assets	5,162,393,556

Liabilities:
Payable for securities purchased	59,350,987
Payable for Fund shares repurchased	7,247,135
Distributions payable	4,840,397
Investment management fee payable	1,759,043
Service and/or distribution fees payable	631,032
Payable to broker — variation margin on open futures contracts	89,688
Trustees’ fees payable	12,931
Accrued expenses	763,089
Total Liabilities	74,694,302
Total Net Assets	$5,087,699,254

Net Assets:
Par value (Note 7)	$3,062
Paid-in capital in excess of par value	4,738,031,200
Total distributable earnings (loss)	349,664,992
Total Net Assets	$5,087,699,254

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	45

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2019

Net Assets:
Class 1	$18,926,747
Class A	$3,611,302,339
Class C	$291,714,886
Class I	$1,125,915,092
Class IS	$39,840,190

Shares Outstanding:
Class 1	1,143,144
Class A	217,407,204
Class C	17,550,380
Class I	67,675,153
Class IS	2,394,917

Net Asset Value:
Class 1 (and redemption price)	$16.56
Class A (and redemption price)	$16.61
Class C*	$16.62
Class I (and redemption price)	$16.64
Class IS (and redemption price)	$16.64
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.35

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2019

Investment Income:
Interest	$102,160,780

Expenses:
Investment management fee (Note 2)	10,707,229
Service and/or distribution fees (Notes 2 and 5)	3,842,348
Transfer agent fees (Note 5)	1,671,635
Registration fees	176,158
Legal fees	91,714
Fund accounting fees	58,725
Trustees’ fees	58,453
Audit and tax fees	38,377
Insurance	27,485
Commitment fees (Note 8)	25,965
Shareholder reports	25,777
Custody fees	16,016
Interest expense	2,174
Miscellaneous expenses	42,536
Total Expenses	16,784,592
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(35,059)
Net Expenses	16,749,533
Net Investment Income	85,411,247

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	6,189,578
Futures contracts	(13,681,250)
Net Realized Loss	(7,491,672)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	222,596,742
Futures contracts	(1,129,635)
Change in Net Unrealized Appreciation (Depreciation)	221,467,107
Net Gain on Investments and Futures Contracts	213,975,435
Increase in Net Assets From Operations	$299,386,682

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	47

Statements of changes in net assets

For the Six Months Ended August 31, 2019 (unaudited) and the Year Ended February 28, 2019	August 31	February 28

Operations:
Net investment income	$85,411,247	$177,437,764
Net realized loss	(7,491,672)	(8,379,793)
Change in net unrealized appreciation (depreciation)	221,467,107	(35,233,655)
Increase in Net Assets From Operations	299,386,682	133,824,316

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(85,455,281)	(176,188,677)
Decrease in Net Assets From Distributions to Shareholders	(85,455,281)	(176,188,677)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	862,430,483	1,665,745,394
Reinvestment of distributions	58,463,215	129,129,317
Cost of shares repurchased	(603,305,187)	(2,172,326,103)
Increase (Decrease) in Net Assets From Fund Share Transactions	317,588,511	(377,451,392)
Increase (Decrease) in Net Assets	531,519,912	(419,815,753)

Net Assets:
Beginning of period	4,556,179,342	4,975,995,095
End of period	$5,087,699,254	$4,556,179,342

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$15.84	$15.97	$16.15	$16.71	$16.89	$16.22

Income (loss) from operations:
Net investment income	0.30	0.63	0.64	0.63	0.64	0.68
Net realized and unrealized gain (loss)	0.72	(0.13)	(0.17)	(0.56)	(0.18)	0.66
Total income from operations	1.02	0.50	0.47	0.07	0.46	1.34

Less distributions from:
Net investment income	(0.30)	(0.63)	(0.65)	(0.63)	(0.64)	(0.67)
Total distributions	(0.30)	(0.63)	(0.65)	(0.63)	(0.64)	(0.67)

Net asset value, end of period	$16.56	$15.84	$15.97	$16.15	$16.71	$16.89
Total return[4]	6.46%	3.19%	2.89%	0.38%	2.81%	8.38%

Net assets, end of period (000s)	$18,927	$18,670	$20,074	$21,287	$22,993	$25,185

Ratios to average net assets:
Gross expenses	0.56%[5]	0.56%	0.56%	0.56%	0.57%	0.58%
Net expenses[6]	0.56 [5,7]	0.56	0.56	0.56	0.57	0.58
Net investment income	3.67 [5]	3.98	3.95	3.80	3.86	4.05

Portfolio turnover rate	13%	23%	14%	17%	5%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$15.89	$16.03	$16.20	$16.76	$16.95	$16.27

Income (loss) from operations:
Net investment income	0.29	0.61	0.62	0.62	0.63	0.66
Net realized and unrealized gain (loss)	0.72	(0.14)	(0.16)	(0.57)	(0.19)	0.68
Total income from operations	1.01	0.47	0.46	0.05	0.44	1.34

Less distributions from:
Net investment income	(0.29)	(0.61)	(0.63)	(0.61)	(0.63)	(0.66)
Total distributions	(0.29)	(0.61)	(0.63)	(0.61)	(0.63)	(0.66)

Net asset value, end of period	$16.61	$15.89	$16.03	$16.20	$16.76	$16.95
Total return[4]	6.38%	2.99%	2.83%	0.29%	2.66%	8.33%

Net assets, end of period (millions)	$3,611	$2,991	$3,089	$3,004	$3,027	$2,780

Ratios to average net assets:
Gross expenses	0.68%[5]	0.70%	0.68%	0.66%	0.66%	0.66%
Net expenses	0.68 [5,6,7]	0.70 [6]	0.68 [6]	0.66	0.66	0.66
Net investment income	3.53 [5]	3.86	3.83	3.70	3.77	3.96

Portfolio turnover rate	13%	23%	14%	17%	5%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$15.90	$16.04	$16.21	$16.77	$16.96	$16.29

Income (loss) from operations:
Net investment income	0.25	0.53	0.53	0.52	0.54	0.57
Net realized and unrealized gain (loss)	0.71	(0.15)	(0.16)	(0.56)	(0.20)	0.66
Total income (loss) from operations	0.96	0.38	0.37	(0.04)	0.34	1.23

Less distributions from:
Net investment income	(0.24)	(0.52)	(0.54)	(0.52)	(0.53)	(0.56)
Total distributions	(0.24)	(0.52)	(0.54)	(0.52)	(0.53)	(0.56)

Net asset value, end of period	$16.62	$15.90	$16.04	$16.21	$16.77	$16.96
Total return[4]	6.07%	2.43%	2.26%	(0.27)%	2.08%	7.65%

Net assets, end of period (millions)	$292	$478	$600	$684	$737	$749

Ratios to average net assets:
Gross expenses	1.26%[5]	1.25%	1.24%	1.23%	1.23%	1.24%
Net expenses	1.26 [5,6,7]	1.25	1.24 [6]	1.23	1.23	1.24
Net investment income	3.00 [5]	3.29	3.27	3.13	3.20	3.39

Portfolio turnover rate	13%	23%	14%	17%	5%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$15.92	$16.05	$16.23	$16.79	$16.97	$16.30

Income (loss) from operations:
Net investment income	0.30	0.64	0.65	0.63	0.64	0.68
Net realized and unrealized gain (loss)	0.72	(0.14)	(0.18)	(0.56)	(0.18)	0.66
Total income from operations	1.02	0.50	0.47	0.07	0.46	1.34

Less distributions from:
Net investment income	(0.30)	(0.63)	(0.65)	(0.63)	(0.64)	(0.67)
Total distributions	(0.30)	(0.63)	(0.65)	(0.63)	(0.64)	(0.67)

Net asset value, end of period	$16.64	$15.92	$16.05	$16.23	$16.79	$16.97
Total return[4]	6.45%	3.21%	2.89%	0.38%	2.81%	8.36%

Net assets, end of period (millions)	$1,126	$1,043	$1,267	$1,035	$1,067	$940

Ratios to average net assets:
Gross expenses	0.55%[5]	0.55%	0.55%	0.58%	0.58%	0.57%
Net expenses	0.54 [5,6,7]	0.55	0.55	0.58	0.58	0.57
Net investment income	3.68 [5]	3.99	3.95	3.78	3.85	4.05

Portfolio turnover rate	13%	23%	14%	17%	5%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2019[2]	2019[3]

Net asset value, beginning of period	$15.92	$16.04

Income (loss) from operations:
Net investment income	0.31	0.62
Net realized and unrealized gain (loss)	0.71	(0.13)
Total income from operations	1.02	0.49

Less distributions from:
Net investment income	(0.30)	(0.61)
Total distributions	(0.30)	(0.61)

Net asset value, end of period	$16.64	$15.92
Total return[4]	6.49%	3.15%

Net assets, end of period (000s)	$39,840	$25,441

Ratios to average net assets:
Gross expenses	0.47%[5]	0.48%[5]
Net expenses	0.47 [5,6,7]	0.48 [5]
Net investment income	3.74 [5]	4.15 [5]

Portfolio turnover rate	13%	23%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the period March 16, 2018 (inception date) to February 28, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	For the year ended February 28, 2019.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	53

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

54	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$5,090,528,383	—	$5,090,528,383
Short-Term Investments†	—	4,785,000	—	4,785,000
Total Investments	—	$5,095,313,383	—	$5,095,313,383

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$105,907	—	—	$105,907

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

56	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2019, the Portfolio did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

58	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s daily net assets.

Prior to August 13, 2019, the Fund paid an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, effective August 13, 2019, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

Prior to August 13, 2019, as a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.60% and 0.50%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

During the six months ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $35,059.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$206,330	—
CDSCs	31,541	$4,684

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have

60	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2019, such purchase and sale transactions (excluding accrued interest) were $269,900,000 and $330,965,000, respectively.

3. Investments

During the six months ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,002,352,962
Sales	638,973,964

At August 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$4,660,281,333	$445,535,935	$(10,503,885)	$435,032,050
Futures contracts	—	—	(105,907)	(105,907)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2019.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$105,907

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(13,681,250)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(1,129,635)

During the six months ended August 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$71,469,955

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$8,574
Class A	$2,487,319	†	1,049,370
Class C	1,355,029	†	176,050
Class I	—		437,082
Class IS	—		559
Total	$3,842,348		$1,671,635

†

Amounts shown are exclusive of expense reimbursements. For the six months ended August 31, 2019, the service and/or distribution fees reimbursed amounted to $244 and $121 for Class A and Class C shares, respectively.

62	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

For the six months ended August 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class 1	$30
Class A	5,892
Class C	577
Class I	28,419
Class IS	141
Total	$35,059

6. Distributions to shareholders by class

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Net Investment Income:
Class 1	$345,224	$759,603
Class A	58,625,180	111,838,636
Class C	5,782,510	17,541,017
Class I	20,080,832	45,611,075
Class IS	621,535	438,346	[1]
Total	$85,455,281	$176,188,677

[1]	For the period March 16, 2018 (inception date) to February 28, 2019.

7. Shares of beneficial interest

At August 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2019		Year Ended February 28, 2019
	Shares	Amount	Shares	Amount

Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	22,139	$359,511	47,913	$759,603
Shares repurchased	(57,631)	(930,347)	(125,920)	(1,999,533)
Net decrease	(35,492)	$(570,836)	(78,007)	$(1,239,930)

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	63

Notes to financial statements (cont’d)

	Six Months Ended August 31, 2019		Year Ended February 28, 2019
	Shares	Amount	Shares		Amount
Class A
Shares sold	41,948,195	$680,238,421	80,169,677		$1,268,903,447
Shares issued on reinvestment	2,275,181	37,080,398	4,876,783		77,566,965
Shares repurchased	(15,026,572)	(244,154,845)	(89,588,925)		(1,418,743,959)
Net increase (decrease)	29,196,804	$473,163,974	(4,542,465)		$(72,273,547)

Class C
Shares sold	925,227	$15,032,644	1,798,262		$28,580,075
Shares issued on reinvestment	281,821	4,584,484	907,295		14,442,034
Shares repurchased	(13,720,219)	(222,555,276)	(10,063,060)		(160,080,480)
Net decrease	(12,513,171)	$(202,938,148)	(7,357,503)		$(117,058,371)

Class I
Shares sold	9,249,748	$150,390,263	21,359,064		$340,256,692
Shares issued on reinvestment	969,466	15,824,341	2,254,224		35,922,369
Shares repurchased	(8,063,333)	(131,214,297)	(37,004,132)		(588,432,443)
Net increase (decrease)	2,155,881	$35,000,307	(13,390,844)		$(212,253,382)

Class IS
Shares sold	1,032,093	$16,769,155	1,765,108	[1]	$28,005,180	[1]
Shares issued on reinvestment	37,632	614,481	27,672	[1]	438,346	[1]
Shares repurchased	(273,336)	(4,450,422)	(194,252)	[1]	(3,069,688)	[1]
Net increase	796,389	$12,933,214	1,598,528	[1]	$25,373,838	[1]

[1]	For the period March 16, 2018 (inception date) to February 28, 2019.

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2019, the Fund incurred a commitment fee in the amount of $25,965. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2019.

64	Western Asset Managed Municipals Fund 2019 Semi-Annual Report

9. Deferred capital losses

As of February 28, 2019, the Fund had deferred capital losses of $80,772,036, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Western Asset Managed Municipals Fund 2019 Semi-Annual Report	65

Western Asset

Managed Municipals Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

©2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/19 SR19-3719

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable. .

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2019

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2019